Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Gateway Trust
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	gt_SupplementTextBlock

NATIXIS FUNDS

Supplement dated April 10, 2017 to the Natixis Funds Summary Prospectuses and Prospectus, dated May 1, 2016, as may be revised or supplemented from time to time, for the following funds.

Gateway Equity Call Premium Fund
Gateway Fund

Effective immediately, the following information replaces the first paragraph in the section entitled “Fund Fees & Expenses”:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 107 of the Prospectus, in Appendix A to the Prospectus and on page 122 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Gateway Equity Call Premium Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gt_SupplementTextBlock

NATIXIS FUNDS

Supplement dated April 10, 2017 to the Natixis Funds Summary Prospectuses and Prospectus, dated May 1, 2016, as may be revised or supplemented from time to time, for the following funds.

Gateway Equity Call Premium Fund

Effective immediately, the following information replaces the first paragraph in the section entitled “Fund Fees & Expenses”:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 107 of the Prospectus, in Appendix A to the Prospectus and on page 122 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 107 of the Prospectus, in Appendix A to the Prospectus and on page 122 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Gateway Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gt_SupplementTextBlock

NATIXIS FUNDS

Supplement dated April 10, 2017 to the Natixis Funds Summary Prospectuses and Prospectus, dated May 1, 2016, as may be revised or supplemented from time to time, for the following funds.

Gateway Fund

Effective immediately, the following information replaces the first paragraph in the section entitled “Fund Fees & Expenses”:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 107 of the Prospectus, in Appendix A to the Prospectus and on page 122 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 107 of the Prospectus, in Appendix A to the Prospectus and on page 122 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000